Fair Value Measurements (Short-term Investments, Long-term Investments and Long-term Time Deposits) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	[1]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in financial instruments	$ 473,624,000	$ 597,770,000		$ 473,624,000
Debt investment	0	22,945,000		0
Impairment loss	12,000,000	$ 283,000	[1]	11,954,000	[1]	$ 215,000
Time deposits [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investment maturity period		3 months
Time deposits [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investment maturity period		1 year
Long-term time deposits [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value change gain		$ 800,000
Long-term time deposits [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investment maturity period		1 year
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in financial instruments	$ 473,600,000	$ 597,800,000		473,600,000
Change in fair value of short-term investments		4,700,000		13,400,000
Impairment loss		$ 300,000		$ 12,000,000

[1]	In the fourth quarter of 2022, the Sohu Group recognized an impairment loss of $12.0 million for an equity investment in a third-party online game developer.